WireRedemptionFeeIfSuchServicesAreRequested [Member] Annual Fund Operating Expenses - GREEN CENTURY BALANCED FUND	Jul. 31, 2025
Individual Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.83%
Component2 Other Expenses	0.00%
Expenses (as a percentage of Assets)	1.46%
Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.53%
Component2 Other Expenses	0.00%
Expenses (as a percentage of Assets)	1.16%